Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Debt obligations

	December 31,	December 31,
	2012	2011
	(In thousands)
$1.0 billion multi-year revolving credit facility, variable –rate, due December 2016	$371,000	$120,000

Unamortized deferred financing costs

December 31, 2012	December 31, 2011
(In thousands)
$3,359	$2,521